UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2013

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholder,

As of April 30, 2013, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $17.77 per share.  Total return (including a $0.22427 per share dividend) for the six months ended April 30, 2013 was 13.49 percent.  This compares with a total return of 15.38 percent for the unmanaged Wilshire 5000 Total Market Index, and 14.42% for the S&P 500® Index for the same period.

During the first half of the fiscal year, two aerospace-related names (Boeing Co. and Honeywell International Inc.) were among our best performing positions.  Boeing shares dipped in January after a series of battery fires grounded their new 787 aircraft.  The company responded heroically, however, fixing the problem faster than most observers thought possible.  The shares reached new multiyear highs within weeks of the initial incident.  Honeywell also saw its shares advance more than 20% during the period, as profit margins in both its commercial and defense aerospace businesses continued to expand.  On the downside, Joy Global Inc. saw continued underperformance as mining companies worldwide curtailed capital spending.  In general, our stock holdings kept up in a rising market environment, with our approximately 15% combined weighting in cash and bonds accounting for our underperformance relative to market averages.

Annualized total return for the one year period ended April 30, 2013 was 15.23 percent, compared to 17.28 percent for the Wilshire 5000 and 16.89 percent for the S&P 500® Index.  Annualized total return for the three years ended April 30, 2013 was 12.09 percent, compared to 12.78 percent for the Wilshire 5000 and 12.80 percent for the S&P 500® Index.  Over the five year period ended April 30, 2013, the Fund’s annualized total return was 5.35 percent, while the Wilshire 5000 Index’s annualized return was 5.87 percent and the S&P 500® Index’s annualized return was 5.21 percent.  Since inception on December 31, 2001 through April 30, 2013, the Fund has produced a total return of 7.19 percent annualized (119.53 percent cumulative), compared to 5.98 percent annualized (93.08 percent cumulative) for the Wilshire 5000 Index and 5.03 percent annualized (74.40 percent cumulative) for the S&P 500® Index.  The total annual gross operating expense ratio for the Fund is 1.55%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.  The Fund imposes a 2.00% redemption fee on shares held for one hundred and eighty days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.  Performance figures reflect fee waivers in effect.  In the absence of waivers, total returns would be lower.

Over the last two years we’ve tried numerous ways of answering the same basic question: When will the real economy in the U.S. catch up with stock prices? The answer depends greatly on how you define the “real” economy.  If employment and real wages are your benchmarks, the recovery remains half-baked.  The headline unemployment rate drifted down to 7.5% in April, but the employment-to-population ratio remains stuck at 59%, well below previous peaks.  Real median household income has gone nowhere for over ten years.  Meanwhile the U.S. Federal Reserve has continued to pump money into the banking system, with obvious benefit to the prices of both real (houses) and financial (stocks and bonds) assets.  U.S. stocks hit new all-time highs in late April, and corporate profits are above the highs reached at the peak of the housing bubble.  In sum, the

Fort Pitt Capital Total Return Fund

world outside corporate boardrooms has been struggling to keep up with the financial recovery engineered by the Fed, with the “wealth effect” producing some growth, but not nearly enough to feed all the way down to the typical wage earner.

Our portfolio remains largely built for this “mixed” economy, with a decided tilt toward firms with steady cash flows and a history of generous dividends.  Our investments in telecom and cable, for example, have generally served us well, but we’re beginning to see the potential for more rapid economic growth on the horizon.  Some of the signs include a rapidly improving Federal deficit, steadily healing balance sheets at domestic commercial banks and a need for greater capital expenditures on the part of corporate America.  We think in the future these factors in combination could make for faster Gross Domestic Product growth, as well as a greater emphasis on capacity expansion rather than the bare-minimum sort of capital projects which have characterized the recovery so far.  So we’re beginning to transition the portfolio toward firms which should benefit from faster growth.

During the first six months of the fiscal year we pared our holdings in Comcast Corp. and Amgen Inc., and eliminated our position in Consolidated Communications.  We also added chemical maker Axiall Corporation, and replaced Opnet Technologies with Netscout Systems after the former received a buyout offer.  These changes, along with others to follow over coming quarters, are designed to tilt the portfolio gradually toward the more robust growth and generally higher levels of capital spending we expect in coming years.  We’ll keep you posted on the process in upcoming shareholder letters.

Thank you for your continued support of our Fund.

Charlie Smith
Portfolio Manager

Mutual fund investing involves risk; Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Wilshire 5000 Total Market Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.  It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investment section of this report.

The Fort Pitt Capital Total Return Fund is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at April 30, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at April 30, 2013 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/12 – 4/30/13).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% per the operating expenses limitation agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at April 30, 2013 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual	$1,000.00	$1,134.90	$6.56
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.65	$6.21

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at April 30, 2013 (Unaudited)

COMMON STOCKS – 83.54%	Shares	Value
Apparel Manufacturing – 2.70%
VF Corp.	6,800	$1,211,896

Broadcasting (except Internet) – 2.96%
Comcast Corp. – Class A	32,100	1,325,730

Chemical Manufacturing – 7.20%
Allergan, Inc.	12,900	1,464,795
Axiall Corp.	16,050	841,823
Pfizer, Inc.	31,595	918,467
		3,225,085
Computer and Electronic Product Manufacturing – 5.47%
Dell, Inc.	18,000	241,200
SanDisk Corp.*	28,350	1,486,674
Texas Instruments, Inc.	20,000	724,200
		2,452,074
Credit Intermediation and Related Activities – 5.45%
Bank of New York Mellon Corp.	16,300	459,986
F.N.B. Corp.	48,700	554,693
PNC Financial Services Group, Inc.	21,000	1,425,480
		2,440,159
Fabricated Metal Product Manufacturing – 1.98%
Parker Hannifin Corp.	10,000	885,700

Furniture and Related Product Manufacturing – 0.43%
Tempur-Pedic International, Inc.*	4,000	194,000

Insurance Carriers and Related Activities – 7.26%
Arthur J. Gallagher & Co.	33,300	1,413,585
Erie Indemnity Co. – Class A	6,800	541,076
Loews Corp.	29,100	1,299,897
		3,254,558
Machinery Manufacturing – 4.19%
General Electric Co.	61,400	1,368,606
Joy Global, Inc.	9,000	508,680
		1,877,286
Miscellaneous Manufacturing – 5.86%
Medtronic, Inc.	27,100	1,265,028
Rockwell Automation, Inc.	16,050	1,360,719
		2,625,747

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2013 (Unaudited)

COMMON STOCKS – 83.54% (Continued)	Shares	Value
Paper Manufacturing – 3.33%
Kimberly-Clark Corp.	14,450	$1,491,096

Petroleum and Coal Products Manufacturing – 2.94%
BP PLC – ADR	30,200	1,316,720

Primary Metal Manufacturing – 1.07%
Matthews International Corp. – Class A	13,000	478,530

Professional, Scientific, & Technical Services – 3.97%
Amgen, Inc.	8,150	849,311
NetScout Systems, Inc.*	40,700	928,367
		1,777,678
Publishing Industries (except Internet) – 5.95%
CA, Inc.	49,100	1,324,227
Microsoft Corp.	40,600	1,343,860
		2,668,087
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.51%
The Charles Schwab Corp.	40,000	678,400

Telecommunications – 10.00%
AT&T, Inc.	55,000	2,060,300
Verizon Communications, Inc.	32,600	1,757,466
Windstream Corp.	78,000	664,560
		4,482,326
Transportation Equipment Manufacturing – 7.28%
The Boeing Co.	16,650	1,521,976
Honeywell International, Inc.	23,650	1,739,221
		3,261,197
Utilities – 3.99%
FirstEnergy Corp.	27,700	1,290,820
Kinder Morgan, Inc.	12,693	496,296
		1,787,116
TOTAL COMMON STOCKS
(Cost $26,897,385)		37,433,385

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS – 3.83%	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond Fund	8,300	$1,013,679
iShares MSCI Japan Index Fund	60,000	702,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,542,549)		1,715,679

SHORT-TERM INVESTMENTS – 12.61%
Money Market Funds – 4.80%
Invesco STIC – Liquid Assets Portfolio –
Institutional Class, 0.11%†	2,150,871	2,150,871

	Principal
	Amount
U.S. Treasury Bills – 7.81%
U.S. Treasury Bill, 0.02%, due 6/27/13+	$3,500,000	3,499,895
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,650,766)		5,650,766
Total Investments
(Cost $34,090,700) – 99.98%		44,799,830
Other Assets in Excess of Liabilities – 0.02%		8,921
NET ASSETS – 100.0%		$44,808,751

*	Non-income producing security.
†	Rate shown is the 7-day annualized yield at April 30, 2013.
+	Rate shown is the discount rate at April 30, 2013.
ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2013 (Unaudited)

ASSETS
Investments, at market value (cost $34,090,700)	$44,799,830
Receivable for Fund shares sold	13,768
Dividends and interest receivable	65,148
Prepaid expenses	13,551
Total assets	44,892,297

LIABILITIES
Due to advisor	27,751
Fund shares redeemed	5,418
Administration and fund accounting fees	15,733
Audit fees	8,678
Transfer agent fees and expenses	16,199
Pricing fees	566
Legal fees	1,373
Custody fees	1,286
Shareholder reporting fees	4,052
Chief Compliance Officer fee	2,214
Accrued expenses	276
Total liabilities	83,546

NET ASSETS	$44,808,751

COMPONENTS OF NET ASSETS
Paid-in capital	$32,233,381
Undistributed net investment income	153,555
Accumulated undistributed net realized gain on investments	1,712,685
Net unrealized appreciation on investments	10,709,130
Total net assets	$44,808,751
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,521,039
Net Asset Value, Redemption Price and Offering Price Per Share+	$17.77

+  A charge of 2% is charged on the redemption proceeds of shares held for 180 days or less.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2013 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$525,025
Interest	1,830
Total investment income	526,855

Expenses
Advisory fees (Note 4)	206,629
Administration and fund accounting fees (Note 4)	32,512
Transfer agent fees and expenses (Note 4)	28,568
Registration fees	9,484
Audit fees	8,678
Legal fees	4,500
Chief Compliance Officer fees (Note 4)	4,464
Other	4,323
Shareholder reporting	4,026
Custody fees (Note 4)	4,014
Trustee fees	3,018
Pricing fees	1,229
Total expenses before fee waiver	311,445
Less: fee waiver from Advisor (Note 4)	(55,225)
Net expenses	256,220
Net investment income	270,635

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,714,670
Capital gain distributions from regulated investment companies	78
Change in unrealized appreciation on investments	3,334,215
Net realized and unrealized gain on investments	5,048,963
Net increase in net assets resulting from operations	$5,319,598

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
OPERATIONS
Net investment income	$270,635	$521,468
Net realized gain on investments	1,714,670	599,371
Capital gain distributions from regulated
investment companies	78	—
Change in unrealized appreciation on investments	3,334,215	2,240,236
Net increase in net assets resulting from operations	5,319,598	3,361,075

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(558,719)	(420,337)
Total distributions	(558,719)	(420,337)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,454,798	3,647,534
Proceeds from shares issued in reinvestment of dividends	556,761	419,309
Cost of shares redeemed*	(1,796,010)	(2,968,115)
Net increase in net assets resulting
from capital share transactions	215,549	1,098,728

Total increase in net assets	4,976,428	4,039,466

NET ASSETS
Beginning of period	39,832,323	35,792,857

End of period	$44,808,751	$39,832,323

Undistributed net investment income	$153,555	$441,639

CHANGES IN SHARES OUTSTANDING
Shares sold	87,805	239,054
Shares issued in reinvestment of dividends	35,171	29,404
Shares redeemed	(109,506)	(193,107)
Net increase in Fund shares outstanding	13,470	75,351
Shares outstanding, beginning of period	2,507,569	2,432,218
Shares outstanding, end of period	2,521,039	2,507,569

*	Net of redemption fees of $10 and $2,687, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

	For the Six
	Months Ended		For the Year Ended October 31,
	April 30, 2013
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value,
beginning of period	$15.88		$14.72	$13.18	$11.38	$10.48	$17.53
Income (loss) from
investment operations:
Net investment income	0.11		0.21	0.16	0.13	0.16	0.15
Net realized and unrealized
gain (loss) on investments	2.00		1.12	1.52	1.82	0.88	(6.66)
Total from
investment operations	2.11		1.33	1.68	1.95	1.04	(6.51)
Less dividends and distributions:
Dividends from
net investment income	(0.22)		(0.17)	(0.14)	(0.15)	(0.14)	(0.14)
Distributions from
net realized gains	—		—	—	—	—	(0.40)
Total dividends
and distributions	(0.22)		(0.17)	(0.14)	(0.15)	(0.14)	(0.54)
Redemption fees	0.00	#	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of period	$17.77		$15.88	$14.72	$13.18	$11.38	$10.48
Total return1	13.49	%2	9.18%	12.80%	17.27%	10.21%	-38.19%
Supplemental data and ratios:
Net assets, end of period	$44,808,751		$39,832,323	$35,792,857	$33,211,583	$30,319,941	$29,759,988
Ratio of net expenses to
average net assets:
Before expense
reimbursement
and waivers	1.51	%3	1.53%	1.96%	2.20%	2.22%	1.88%
After expense
reimbursement
and waivers	1.24	%3	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment
income to average net assets:
Before expense
reimbursement
and waivers	1.04	%3	1.07%	0.41%	0.09%	0.56%	0.36%
After expense
reimbursement
and waivers	1.31	%3	1.36%	1.13%	1.05%	1.54%	1.00%
Portfolio turnover rate	8	%2	4%	5%	7%	8%	14%

#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012, or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

F.	Redemption Fee: The Fund charges a 2.00% redemption fee to shareholders who redeem shares held 180 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.
During the six months ending April 30, 2013, the Fund retained $10 in redemption fees.
G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$6,373,117	$—	$—	$6,373,117
Information	8,476,143	—	—	8,476,143
Manufacturing	19,019,331	—	—	19,019,331
Professional, Scientific,
and Technical Services	1,777,678	—	—	1,777,678
Utilities	1,787,116	—	—	1,787,116
Total Common Stocks	37,433,385	—	—	37,433,385
Exchange-Traded Funds	1,715,679	—	—	1,715,679
Short-Term Investments
Money Market Funds	2,150,871	—	—	2,150,871
U.S. Treasury Bills	—	3,499,895	—	3,499,895
Total Short-Term Investments	2,150,871	3,499,895	—	5,650,766
Total Investments	$41,299,935	$3,499,895	$—	$44,799,830

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at April 30, 2013, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended April 30, 2013.

New Accounting Pronouncement: In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2013, Fort Pitt Capital Group, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended April 30, 2013, the Fund incurred $206,629 in advisory fees.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.24% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2013, the Advisor reduced its fees in the amount of $55,225; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $726,351 at April 30, 2013. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2013	$307,960
2014	252,215
2015	110,951
2016	55,225
$726,351

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the six months ended April 30, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$32,512
Transfer Agency (a)	10,037
Chief Compliance Officer	4,464
Custody	4,014

(a) Does not include out-of-pocket expenses

At April 30, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$15,733
Transfer Agency (a)	4,991
Chief Compliance Officer	2,214
Custody	1,286

(a) Does not include out-of-pocket expenses

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,751,564 and $3,374,306, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2013 and the year ended October 31, 2012 were as follows:

	April 30, 2013	October 31, 2012
Ordinary income	$558,719	$420,337

As of October 31, 2012, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$32,474,037
Gross tax unrealized appreciation	9,706,558
Gross tax unrealized depreciation	(2,331,655)
Net tax unrealized appreciation	7,374,903
Undistributed ordinary income	441,639
Undistributed long-term capital gain	—
Total distributable earnings	441,639
Other accumulated gains/(losses)	(2,051)
Total accumulated earnings/(losses)	$7,814,491

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At October 31, 2012, the Fund had a capital loss carryforward of $2,051, which expires in 2017. The Fund utilized capital loss carryforwards in the amount of $588,576 during the year ended October 31, 2012.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 4-6, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the Fort Pitt Capital Total Return Fund (the “Fund”) with Fort Pitt Capital Group, Inc. (the “Advisor”) for an annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of August 31, 2012 on both an absolute basis, and in comparison to both benchmarks and its peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the one-year, three-year and ten-year periods, and below its peer group median and Lipper Index for the three-month, year-to-date and five-year periods.  The Board noted that the Fund’s performance,

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

with regard to its Morningstar comparative universe, was above its peer group median and average for the three-year and ten-year periods, above its peer group average but below its peer group median for the one-year period, and below its peer group median and average for the three-month, year-to date and five-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Advisor to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.24% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Fund was below the average of this segment of its peer group.  The Board also noted that the contractual advisory fee was above its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were closer to, but still higher than, the peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the management fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  In this regard, the Board noted that the Advisor anticipated recognizing certain economies of scale if Fund assets should increase materially from current levels.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

Fund does not exceed its specified Expense Cap, and also considered that the advisory fee contained breakpoints.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, including benefits received in the form of Rule 12b-1 fees if such fees were made operational.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fort Pitt Capital Total Return Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fee, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fort Pitt Capital Total Return Fund would be in the best interest of the Fund and its shareholders.

Fort Pitt Capital Total Return Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-688-8775 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and/or

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2012 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the
SEC on Form N-Q. The Fund’s Forms N-Q are available without charge, upon request, by calling
 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                /s/ Douglas G. Hess
            Douglas G. Hess, President

Date     7/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Douglas G. Hess
Douglas G. Hess, President

Date     7/2/13

By (Signature and Title)*               /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     7/2/13

* Print the name and title of each signing officer under his or her signature